NUVEEN HIGH YIELD MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED FEBRUARY 11, 2025

TO THE PROSPECTUS DATED NOVEMBER 29, 2024

Kevin R. Lorenz will retire from Nuveen on July 1, 2025. He will continue to serve as a portfolio manager of Nuveen High Yield Managed Accounts Portfolio until that time. Effective February 11, 2025, James S. Kim has been named a portfolio manager of the Portfolio. Kristal Y. Seales will continue to serve as a portfolio manager for the Portfolio. There are no changes to the Portfolio’s investment objective, principal investment strategies or principal risks.

James S. Kim, Managing Director, is a portfolio manager for Nuveen’s leveraged finance team with a focus on the management of high yield strategies. Previously, he served as co-head of global fixed income research and head of the leveraged finance research team. Prior to joining the firm in 2007, he was an associate at Greywolf Capital Management and an analyst at Watershed Asset Management. He began his career at Goldman Sachs in 2000.

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MGN-HYMAP-0225P

NUVEEN HIGH YIELD MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED FEBRUARY 11, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2024

1.

Kevin R. Lorenz will retire from Nuveen on July 1, 2025. He will continue to serve as a portfolio manager of Nuveen High Yield Managed Accounts Portfolio until that time. Effective February 11, 2025, James S. Kim has been named a portfolio manager of the Portfolio. Kristal Y. Seales will continue to serve as a portfolio manager of the Portfolio.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

NUVEEN HIGH YIELD MANAGED ACCOUNTS PORTFOLIO

James S. Kim*	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

*	Information is as of December 31, 2024.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Portfolio	Dollar Range of Equity Securities Beneficially Owned in Portfolio Managed

James S. Kim*	Nuveen High Yield Managed Accounts Portfolio	A

*	Information is as of December 31, 2024.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-HYMAPSAI-0225P